RELATED PARTY TRANSACTIONS - Voting Agreements (Details) - Brookfield Renewable	12 Months Ended
Dec. 31, 2024
Brookfield Americas Infrastructure Fund
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.00%
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	40.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	50.10%
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	23.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	31.00%
Subsidiaries with material non-controlling interests
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	30.00%
Subsidiaries With Material Non-controlling Interests Neon
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	40.00%
Brookfield Infrastructure Fund IV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Brookfield Infrastructure Fund V | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Brookfield Infrastructure Fund V | Top of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	28.00%
Brookfield Global Transition Fund I | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	20.00%
Brookfield Global Transition Fund II | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	20.00%